RECEIVABLES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2025
RECEIVABLES AND OTHER
Schedule of receivables and other

	December 31,	December 31,
	2025	2024
Prepaid expenses and deposits	$66,615	$100,898
Tax receivables	13,804	16,068
	$80,419	$116,966